Subsequent events (Details) € in Thousands	1 Months Ended				6 Months Ended		12 Months Ended
	Jul. 31, 2020	Mar. 31, 2019 EUR (€)	Oct. 31, 2018 EUR (€)	Jul. 31, 2018 EUR (€) tranche	Jun. 30, 2021 EUR (€)	Jun. 30, 2020 EUR (€)	Dec. 31, 2018 EUR (€) tranche
Disclosure of non-adjusting events after reporting period [line items]
Increase in loans and conditional advances					€ 0	€ 5,350
EIB loan
Disclosure of non-adjusting events after reporting period [line items]
Number of tranches | tranche				3			3
Increase in loans and conditional advances		€ 14,000	€ 16,000
Borrowing, deferment period to request funds	12 months
EIB loan | Top of range
Disclosure of non-adjusting events after reporting period [line items]
Notional amount				€ 40,000			€ 40,000